UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2006
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:
Suncoast Equity Management
Address:
14502 N Dale Mabry

Suite 200

Tampa, FL 33618

13F File Number:
28-11066
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Sean Wright

Title:
Director of Operations

Phone:
813-963-0502

Sean Wright
Tampa, Fl
August 10, 2006




Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
0
Form 13F Information Table Value Total:
0


List of Other Included Managers:





No.  13F File Number
Name



	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL SOLE
------------------------------ --------------   --------- -------- -------- --- ---- ----
AMERICAN EXPRESS CO            COM              025816109     6922   130075 SH       SOLE
AMGEN                          COM              031162100     5707    87500 SH       SOLE
ANHUESER-BUSCH  	       COM		035229103     4412    96785 SH       SOLE
BERKSHIRE HATHAWAY B           COM              084670207     7000     2301 SH       SOLE
COLGATE PALMOLIVE              COM              194162103     5365    89575 SH       SOLE
WAL-MART                       COM		931142103     2860    59385 SH       SOLE
GENERAL ELECTRIC               COM              369604103     5529   167760 SH       SOLE
HARLEY DAVIDSON INC            COM              412822108     6724   122515 SH       SOLE
HERSHEY FOODS         	       COM              427866108     6860   124570 SH       SOLE
LAB CORP AMERICA               COM              50540R409     7153   114945 SH       SOLE
MEDTRONIC INC                  COM              585066106     5445   116064 SH       SOLE
MICROSOFT                      COM              594918104     4654   199774 SH       SOLE
PATTERSON INC                  COM              703395103     5083   145540 SH       SOLE
GRAINGER                       COM              384802104     6851    91075 SH       SOLE
UNITED PAR SERVI               COM              911312106     3166    38465 SH       SOLE
MCGRAW HILL		       COM              580645109     2795    55655 SH       SOLE
BECTON DICKINSON               COM              075887109     3541    57930 SH       SOLE
PEPSICO INC                    COM              713448108     7155   119186 SH       SOLE
NIKE CL B                      COM              654106103     6173    76220 SH       SOLE
PROCTOR & GAMBLE               COM              742718109     3795    68266 SH       SOLE
3M                             COM	        88579Y101     4015    49720 SH       SOLE